OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES
Schedule of deferred amounts

at December 31 (millions of Canadian dollars)	2012	2011

Employee post-retirement benefit (Note 20)	482	321
Fair value of derivative contracts (Note 21)	186	349
Guarantees (Note 24)	17	118
Asset retirement obligations	72	65
Other	125	76

	882	929